CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - GBP (£) £ in Thousands	Dec. 31, 2022	Jun. 30, 2022
ASSETS - NON-CURRENT
Goodwill	£ 189,684	£ 145,916
Intangible assets	55,114	56,189
Property, plant and equipment	24,768	21,260
Lease right-of-use assets	62,034	50,818
Financial assets	1,393	2,276
Deferred tax assets	13,491	17,218
TOTAL	346,484	293,677
ASSETS - CURRENT
Trade and other receivables	173,750	162,671
Corporation tax receivable	2,343	2,309
Financial assets	226	392
Cash and cash equivalents	185,323	162,806
TOTAL	361,642	328,178
TOTAL ASSETS	708,126	621,855
LIABILITIES - CURRENT
Lease liabilities	13,768	11,898
Trade and other payables	96,481	98,252
Corporation tax payable	4,245	3,477
Contingent consideration	6,385	4,183
Deferred consideration	9,858	10,604
TOTAL	130,737	128,414
LIABILITIES - NON CURRENT
Lease liabilities	53,953	43,999
Deferred tax liabilities	11,021	10,826
Contingent consideration	0	4,331
Deferred consideration	1,407	1,062
Other liabilities	545	500
TOTAL	66,926	60,718
EQUITY
Share capital	1,150	1,135
Share premium	21,389	9,152
Merger relief reserve	30,003	30,003
Retained earnings	462,767	398,102
Other reserves	(4,691)	(5,514)
Investment in own shares	(155)	(155)
TOTAL	510,463	432,723
TOTAL LIABILITIES AND EQUITY	£ 708,126	£ 621,855